Stockholders’ Deficiency (Details) - Schedule of Activity for the Warrants - Warrant [Member] - $ / shares		9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Balance	639,249	2,777,649	1,749,192
Weighted Average Exercise Price (as converted), Balance	$ 28.76	$ 7.52	$ 7.66
Remaining Contractual Term (Years), Balance	10 months 2 days	2 years 6 months	3 years 5 months 4 days
Number of Warrants, Issued		1,150,926	1,626,721
Weighted Average Exercise Price (as converted), Issued		$ 7.75	$ 7.48
Remaining Contractual Term (Years), Issued
Number of Warrants, Exercised		(30,000)
Weighted Average Exercise Price (as converted), Exercised		$ 10
Number of Warrants, Expired		(92,471)	(516,778)
Weighted Average Exercise Price (as converted), Expired		$ 10	$ 34.01
Remaining Contractual Term (Years), Expired